Stock-Based Compensation	12 Months Ended
Mar. 31, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation	Stock-Based Compensation
Total stock-based compensation expense consists of the following:

	Years Ended 31 March
(Millions of US dollars)	2020	2019	2018
Liability Awards Expense (Income)	$2.8	$(0.6)	$5.6
Equity Awards Expense	10.3	12.5	11.1
Total stock-based compensation expense	$13.1	$11.9	$16.7

As of 31 March 2020, the unrecorded future stock-based compensation expense related to outstanding equity awards was US$9.7 million and will be recognized over an estimated weighted average amortization period of 1.9 years.
2001 Equity Incentive Plan
Under the Company’s 2001 Equity Incentive Plan (the “2001 Plan”), the Company can grant equity awards in the form of nonqualified stock options, performance awards, restricted stock grants, stock appreciation rights, dividend equivalent rights, phantom stock or other stock-based benefits such as restricted stock units. The 2001 Plan was first approved by the Company’s shareholders in 2001 and was reapproved to continue until September 2021 at the 2011 Annual General Meeting. The Company is authorized to issue 45,077,100 shares under the 2001 Plan.
Under the 2001 Plan, grants have been made at fair market value to management and other employees of the Company. Each grant confers the right to subscribe for one ordinary share in the capital of JHI plc. Outstanding restricted stock units generally vest as follows: 25% at the first anniversary date of the grant; 25% at the second anniversary date of the grant; and 50% at the third anniversary date of the grant.
Restricted stock units may not be sold, transferred, assigned, pledged or otherwise encumbered so long as such units remain restricted. The Company determines the conditions or restrictions of any restricted stock units, which include requirements of continued employment. At 31 March 2020, there were 520,632 restricted stock units outstanding under this plan.
Long-Term Incentive Plan 2006
At the 2006 Annual General Meeting, the Company’s shareholders approved the establishment of a Long-Term Incentive Plan 2006 (the “LTIP”) to provide incentives to certain members of senior management (“Executives”). The shareholders also approved, in accordance with certain LTIP rules, the issue of options in the Company to executives of the Company. At the Company’s 2008 Annual General Meeting, the shareholders amended the LTIP to also allow restricted stock units to be granted under the LTIP. The LTIP was re-approved by the Company’s shareholders with certain amendments at each of the 2008, 2012, 2015 and 2018 Annual General Meetings.
As of 31 March 2020, the Company had granted 14,347,871 restricted stock units under the LTIP. These restricted stock units may not be sold, transferred, assigned, pledged or otherwise encumbered so long as such units remain restricted. The Company determines the conditions or restrictions of any restricted stock awards, which may include requirements of continued employment, individual performance or the Company’s financial performance or other criteria. Restricted stock units either vest or expire as set out in the grant documents or LTIP rules. At 31 March 2020, there were 2,641,805 restricted stock units outstanding under the LTIP.
The following table summarizes the Company’s shares available for grant as options, restricted stock units or other equity instruments under the LTIP and 2001 Plan at 31 March 2020, 2019 and 2018:

Shares Available for Grant
Balance at 31 March 2018	25,458,910
Granted	(1,714,094)
Balance at 31 March 2019	23,744,816
Granted	(800,437)
Balance at 31 March 2020	22,944,379

Restricted Stock Units
The Company estimates the fair value of restricted stock units on the date of grant and recognizes this estimated fair value as compensation expense over the periods in which the restricted stock vests.
The following table summarizes the Company’s restricted stock unit activity during the noted period:

	Restricted Stock Units	Weighted Average Fair Value at Grant Date (A$)
Non-vested at 31 March 2018	4,137,592	14.63
Granted	1,714,094	14.12
Vested	(745,787)	15.53
Forfeited	(844,391)	13.71
Non-vested at 31 March 2019	4,261,508	14.47
Granted	800,437	18.08
Vested	(874,835)	16.21
Forfeited	(1,024,673)	15.21
Non-vested at 31 March 2020	3,162,437	14.64

Restricted Stock Units – service vesting
During fiscal year 2020 and 2019, 24,006 and 617,793 restricted stock units (service vesting) were granted to employees under the 2001 Plan, respectively. The fair value of each restricted stock unit (service vesting) is equal to the market value of the Company’s common stock on the date of the grant, adjusted for the fair value of estimated dividends as the restricted stock unit holder is not entitled to dividends over the vesting period.
During fiscal year 2020 and 2019, 304,591 and 242,964 restricted stock units (service vesting) that were previously granted as part of the 2001 Plan became fully vested and the underlying common stock was issued, respectively.
Restricted Stock Units – performance vesting
Under the terms of the LTIP, in fiscal year 2020 and 2019, the Company granted to senior executives and managers of the Company 273,258 units and 383,182 units, respectively. The vesting of the restricted stock units is subject to a return on capital employed (“ROCE”) performance hurdle being met and is subject to negative discretion by the Board. The Board’s discretion will reflect the Board’s judgment of the quality of the returns balanced against management’s delivery of market share growth and a scorecard of key qualitative and quantitative performance objectives. During fiscal year 2020, after exercise of negative discretion by the Board, 207,271 restricted stock units (performance vesting) that were granted in fiscal year 2017 as part of the long-term incentive award became fully vested and the underlying common stock was issued. The remaining 169,816 unvested restricted stock units from this grant were cancelled.
When the Board reviews the awards and determines whether any negative discretion should be applied at the vesting date, the award recipients may receive all, some, or none of their awards. The Board may only exercise negative discretion and may not enhance the maximum award that was originally granted to the award recipient.
The fair value of each restricted stock unit (performance vesting) is adjusted for changes in JHI plc’s common stock price at each balance sheet date and for the fair value of estimated dividends as the restricted stock unit holder is not entitled to dividends over the vesting period until the performance conditions are applied at the vesting date.
Restricted Stock Units – market condition
Under the terms of the LTIP, the Company granted restricted stock units (market condition) to senior executives and managers of the Company during fiscal years 2020 and 2019. The vesting of these restricted stock units is subject to a market condition as outlined in the relevant notice of meeting. The fair value of each of these restricted stock units (market condition) granted under the LTIP is estimated using a binomial lattice model that incorporates a Monte Carlo simulation (the “Monte Carlo” method).
The following table includes the assumptions used for restricted stock grants (market condition) valued during the fiscal years ended 31 March 2020 and 2019, respectively:

Vesting Condition:	Market	Market	Market	Market	Market
	FY20	FY20	FY20	FY19	FY19
Date of grant[1]	25 Feb 2020	20 Sep 2019	9 Aug 2019	6 Sep 2018	17 Aug 2018
Dividend yield (per annum)	2.9%	3.1%	3.1%	3.0%	3.0%
Expected volatility	26.6%	26.6%	27.8%	26.8%	28.1%
Risk free interest rate	1.2%	1.6%	1.6%	2.7%	2.7%
Expected life in years	2.5	2.9	2.0	2.9	3.0
JHX stock price at grant date (A$)	29.54	24.69	21.68	20.87	22.00
Number of restricted stock units	6,676	477,979	18,518	49,381	663,738

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1	The Company determines the grant date of an award on the date a mutual understanding of the key terms and conditions of the award are established between the Company and the award recipient.
During fiscal year 2020, 362,973 restricted stock units (market condition) that were previously granted became fully vested and the underlying common stock was issued. During fiscal year 2019, 218,473 restricted stock units (market condition) that were previously granted became fully vested and the underlying common stock was issued.
Scorecard LTI – cash settled units
Under the terms of the LTIP, in fiscal year 2020 and 2019, the Company granted scorecard LTI cash settled units of 791,217 and 1,178,109, respectively. These awards provide recipients a cash incentive based on an average 20 trading-day closing price of JHI plc’s common stock price and each executive’s scorecard rating. The vesting of awards is measured on individual performance conditions based on certain performance measures. Compensation expense recognized for awards are based on the fair market value of JHI plc’s common stock on the date of grant and recorded as a liability. The expense is recognized ratably over the vesting period and the liability is adjusted for subsequent changes in JHI plc’s common stock price at each balance sheet date adjusted for the fair value of estimated dividends as the restricted stock unit holder is not entitled to dividends over the vesting period.
In fiscal year 2020, 129,549 of the 458,484 Scorecard LTI units that were previously granted in fiscal year 2017 as part of the long-term incentive award became fully vested and the balance cancelled as a result of the Board’s determination of management’s performance against the FY2017-19 Scorecard. The cash amount paid to award recipients was based on an average 20 trading-day closing price of JHI plc’s common stock price.
In fiscal year 2019, 153,667 of the 456,995 Scorecard LTI units that were previously granted in fiscal year 2016 as part of the long-term incentive award became fully vested and the balance cancelled as a result of the Board’s determination of management’s performance against the FY2016-18 Scorecard. The cash amount paid to award recipients was based on an average 20 trading-day closing price of JHI plc’s common stock price.